Other Income, Net (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) investment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	[1]	$ (10,920)	$ (3,794)	$ (5,130)
Other Nonoperating Income (Loss), Revaluation On Investments		8,281	0	0
Impairment of investment	[2]	(3,692)	(7,807)	0
Capital gain	[3]	88	152	48
Other income, net		$ (6,243)	$ (11,449)	$ (5,082)
Number of impaired investments | investment		2
Impairment of investments under fair value		$ 5,100
Impairment of investments under cost-method		$ 2,700

[1]	Pension non-service cost according to ASU 2017-07. See Note 2S.
[2]	During 2019, the Company recognized gain as a result of revaluation of two of its investments in affiliated companies.
[3]
During 2019, the Company recognized an impairment related to one of its investments (see Note 6C(1)). During 2018 the Company recognized an impairment related to two investments, an amount of approximately $5,100 is related to impairment of an investment measured under the fair value option (see Note 6C(3)), and an amount of $2,700 is related to an investment accounted under the cost method (see Note 1C(4)).